Expense Example, No Redemption - Prospectus #1 - Parametric Emerging Markets Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	684	1,018	1,375	2,377	243	748	1,280	2,550	143	443	766	1,680	135	421	729	1,601